Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Loans and Leases Receivable Disclosure [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (295,279)	¥ (294,656)
Total Loans, net	[1]	117,663,232	117,035,895
Loans held for sale		238,564	226,923
Domestic [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		64,927,131	65,696,342
Domestic [Member] | Manufacturing [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		10,717,304	10,876,625
Domestic [Member] | Construction [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		698,783	781,262
Domestic [Member] | Real Estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,746,501	11,763,769
Domestic [Member] | Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		2,576,921	2,689,086
Domestic [Member] | Wholesale and Retail [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		7,837,551	7,989,080
Domestic [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	4,892,078	4,818,364
Domestic [Member] | Communication and Information Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		1,550,557	1,551,533
Domestic [Member] | Other Industries [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		8,943,344	8,939,291
Domestic [Member] | Consumer [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		15,964,092	16,287,332
Foreign [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		53,031,380	51,634,209
Foreign [Member] | Governments and Official Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		836,116	920,538
Foreign [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	13,029,862	12,851,570
Foreign [Member] | Commercial and Industrial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		31,936,891	30,591,173
Foreign [Member] | Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		¥ 7,228,511	¥ 7,270,928

[1]	The above table includes loans held for sale of ¥226,923 million at March 31, 2018 and ¥238,564 million at September 30, 2018, respectively.
[2]	Loans to so-called "non-bank finance companies" are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.